Document and Entity Information	Mar. 25, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 25, 2020
Registrant Name	PROFUNDS
Entity Central Index Key	0001039803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2020
Document Effective Date	Mar. 25, 2020
Prospectus Date	May 01, 2019
BANKS ULTRASECTOR PROFUND | BANKS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	BKPSX
BANKS ULTRASECTOR PROFUND | BANKS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	BKPIX
BASIC MATERIALS ULTRASECTOR PROFUND | BASIC MATERIALS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	BMPSX
BASIC MATERIALS ULTRASECTOR PROFUND | BASIC MATERIALS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	BMPIX
UltraShort China ProFund | UltraShort China ProFund Service Class
Prospectus:
Trading Symbol	UHPSX
UltraShort China ProFund | UltraShort China ProFund Investor Class
Prospectus:
Trading Symbol	UHPIX
UltraChina ProFund | UltraChina ProFund Service Class
Prospectus:
Trading Symbol	UGPSX
UltraChina ProFund | UltraChina ProFund Investor Class
Prospectus:
Trading Symbol	UGPIX
UTILITIES ULTRASECTOR PROFUND | UTILITIES ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UTPSX
UTILITIES ULTRASECTOR PROFUND | UTILITIES ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UTPIX
ULTRASMALL-CAP PROFUND | ULTRASMALL-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UAPSX
ULTRASMALL-CAP PROFUND | ULTRASMALL-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UAPIX
ULTRASHORT SMALL-CAP PROFUND | ULTRASHORT SMALL-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UCPSX
ULTRASHORT SMALL-CAP PROFUND | ULTRASHORT SMALL-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UCPIX
ULTRASHORT NASDAQ-100 PROFUND | ULTRASHORT NASDAQ-100 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	USPSX
ULTRASHORT NASDAQ-100 PROFUND | ULTRASHORT NASDAQ-100 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	USPIX
ULTRASHORT MID-CAP PROFUND | ULTRASHORT MID-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UIPSX
ULTRASHORT MID-CAP PROFUND | ULTRASHORT MID-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UIPIX
ULTRASHORT LATIN AMERICA PROFUND | ULTRASHORT LATIN AMERICA PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UFPSX
ULTRASHORT LATIN AMERICA PROFUND | ULTRASHORT LATIN AMERICA PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UFPIX
ULTRASHORT JAPAN PROFUND | ULTRASHORT JAPAN PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UKPSX
ULTRASHORT JAPAN PROFUND | ULTRASHORT JAPAN PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UKPIX
ULTRASHORT INTERNATIONAL PROFUND | ULTRASHORT INTERNATIONAL PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UXPSX
ULTRASHORT INTERNATIONAL PROFUND | ULTRASHORT INTERNATIONAL PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UXPIX
ULTRASHORT EMERGING MARKETS PROFUND | ULTRASHORT EMERGING MARKETS PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UVPSX
ULTRASHORT EMERGING MARKETS PROFUND | ULTRASHORT EMERGING MARKETS PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UVPIX
ULTRASHORT DOW 30 PROFUND | ULTRASHORT DOW 30 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UWPSX
ULTRASHORT DOW 30 PROFUND | ULTRASHORT DOW 30 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UWPIX
ULTRANASDAQ-100 PROFUND | ULTRANASDAQ-100 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UOPSX
ULTRANASDAQ-100 PROFUND | ULTRANASDAQ-100 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UOPIX
ULTRAMID-CAP PROFUND | ULTRAMID-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UMPSX
ULTRAMID-CAP PROFUND | ULTRAMID-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UMPIX
ULTRALATIN AMERICA PROFUND | ULTRALATIN AMERICA PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UBPSX
ULTRALATIN AMERICA PROFUND | ULTRALATIN AMERICA PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UBPIX
ULTRAJAPAN PROFUND | ULTRAJAPAN PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UJPSX
ULTRAJAPAN PROFUND | ULTRAJAPAN PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UJPIX
ULTRAINTERNATIONAL PROFUND | ULTRAINTERNATIONAL PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UNPSX
ULTRAINTERNATIONAL PROFUND | ULTRAINTERNATIONAL PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UNPIX
ULTRAEMERGING MARKETS PROFUND | ULTRAEMERGING MARKETS PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UUPSX
ULTRAEMERGING MARKETS PROFUND | ULTRAEMERGING MARKETS PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UUPIX
ULTRADOW 30 PROFUND | ULTRADOW 30 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UDPSX
ULTRADOW 30 PROFUND | ULTRADOW 30 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UDPIX
ULTRABULL PROFUND | ULTRABULL PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	ULPSX
ULTRABULL PROFUND | ULTRABULL PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	ULPIX
ULTRABEAR PROFUND | ULTRABEAR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	URPSX
ULTRABEAR PROFUND | ULTRABEAR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	URPIX
U.S. GOVERNMENT PLUS PROFUND | U.S. GOVERNMENT PLUS PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	GVPSX
U.S. GOVERNMENT PLUS PROFUND | U.S. GOVERNMENT PLUS PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	GVPIX
TELECOMMUNICATIONS ULTRASECTOR PROFUND | TELECOMMUNICATIONS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	TCPSX
TELECOMMUNICATIONS ULTRASECTOR PROFUND | TELECOMMUNICATIONS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	TCPIX
TECHNOLOGY ULTRASECTOR PROFUND | TECHNOLOGY ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	TEPSX
TECHNOLOGY ULTRASECTOR PROFUND | TECHNOLOGY ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	TEPIX
SMALL-CAP VALUE PROFUND | SMALL-CAP VALUE PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SVPSX
SMALL-CAP VALUE PROFUND | SMALL-CAP VALUE PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SVPIX
SMALL-CAP PROFUND | SMALL-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SLPSX
SMALL-CAP PROFUND | SMALL-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SLPIX
SMALL-CAP GROWTH PROFUND | SMALL-CAP GROWTH PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SGPSX
SMALL-CAP GROWTH PROFUND | SMALL-CAP GROWTH PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SGPIX
SHORT SMALL-CAP PROFUND | SHORT SMALL-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SHPSX
SHORT SMALL-CAP PROFUND | SHORT SMALL-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SHPIX
SHORT REAL ESTATE PROFUND | SHORT REAL ESTATE PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SRPSX
SHORT REAL ESTATE PROFUND | SHORT REAL ESTATE PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SRPIX
SHORT PRECIOUS METALS PROFUND | SHORT PRECIOUS METALS PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SPPSX
SHORT PRECIOUS METALS PROFUND | SHORT PRECIOUS METALS PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SPPIX
SHORT OIL & GAS PROFUND | SHORT OIL & GAS PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SNPSX
SHORT OIL & GAS PROFUND | SHORT OIL & GAS PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SNPIX
SHORT NASDAQ-100 PROFUND | SHORT NASDAQ-100 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SOPSX
SHORT NASDAQ-100 PROFUND | SHORT NASDAQ-100 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SOPIX
SEMICONDUCTOR ULTRASECTOR PROFUND | SEMICONDUCTOR ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	SMPSX
SEMICONDUCTOR ULTRASECTOR PROFUND | SEMICONDUCTOR ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	SMPIX
RISING U.S. DOLLAR PROFUND | RISING U.S. DOLLAR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	RDPSX
RISING U.S. DOLLAR PROFUND | RISING U.S. DOLLAR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	RDPIX
RISING RATES OPPORTUNITY PROFUND | RISING RATES OPPORTUNITY PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	RRPSX
RISING RATES OPPORTUNITY PROFUND | RISING RATES OPPORTUNITY PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	RRPIX
RISING RATES OPPORTUNITY 10 PROFUND | RISING RATES OPPORTUNITY 10 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	RTPSX
RISING RATES OPPORTUNITY 10 PROFUND | RISING RATES OPPORTUNITY 10 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	RTPIX
REAL ESTATE ULTRASECTOR PROFUND | REAL ESTATE ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	REPSX
REAL ESTATE ULTRASECTOR PROFUND | REAL ESTATE ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	REPIX
PRECIOUS METALS ULTRASECTOR PROFUND | PRECIOUS METALS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	PMPSX
PRECIOUS METALS ULTRASECTOR PROFUND | PRECIOUS METALS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	PMPIX
PHARMACEUTICALS ULTRASECTOR PROFUND | PHARMACEUTICALS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	PHPSX
PHARMACEUTICALS ULTRASECTOR PROFUND | PHARMACEUTICALS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	PHPIX
OIL EQUIPMENT & SERVICES ULTRASECTOR PROFUND | OIL EQUIPMENT & SERVICES ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	OEPSX
OIL EQUIPMENT & SERVICES ULTRASECTOR PROFUND | OIL EQUIPMENT & SERVICES ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	OEPIX
OIL & GAS ULTRASECTOR PROFUND | OIL & GAS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	ENPSX
OIL & GAS ULTRASECTOR PROFUND | OIL & GAS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	ENPIX
NASDAQ-100 PROFUND | NASDAQ-100 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	OTPSX
NASDAQ-100 PROFUND | NASDAQ-100 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	OTPIX
MID-CAP VALUE PROFUND | MID-CAP VALUE PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MLPSX
MID-CAP VALUE PROFUND | MID-CAP VALUE PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MLPIX
MID-CAP PROFUND | MID-CAP PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MDPSX
MID-CAP PROFUND | MID-CAP PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MDPIX
MID-CAP GROWTH PROFUND | MID-CAP GROWTH PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MGPSX
MID-CAP GROWTH PROFUND | MID-CAP GROWTH PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MGPIX
LARGE-CAP VALUE PROFUND | LARGE-CAP VALUE PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	LVPSX
LARGE-CAP VALUE PROFUND | LARGE-CAP VALUE PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	LVPIX
LARGE-CAP GROWTH PROFUND | LARGE-CAP GROWTH PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	LGPSX
LARGE-CAP GROWTH PROFUND | LARGE-CAP GROWTH PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	LGPIX
INTERNET ULTRASECTOR PROFUND | INTERNET ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	INPSX
INTERNET ULTRASECTOR PROFUND | INTERNET ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	INPIX
INDUSTRIALS ULTRASECTOR PROFUND | INDUSTRIALS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	IDPSX
INDUSTRIALS ULTRASECTOR PROFUND | INDUSTRIALS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	IDPIX
HEALTH CARE ULTRASECTOR PROFUND | HEALTH CARE ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	HCPSX
HEALTH CARE ULTRASECTOR PROFUND | HEALTH CARE ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	HCPIX
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MPSXX
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MPIXX
BEAR PROFUND | BEAR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	BRPSX
BEAR PROFUND | BEAR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	BRPIX
FINANCIALS ULTRASECTOR PROFUND | FINANCIALS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	FNPSX
FINANCIALS ULTRASECTOR PROFUND | FINANCIALS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	FNPIX
FALLING U.S. DOLLAR PROFUND | FALLING U.S. DOLLAR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	FDPSX
FALLING U.S. DOLLAR PROFUND | FALLING U.S. DOLLAR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	FDPIX
EUROPE 30 PROFUND | EUROPE 30 PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	UEPSX
EUROPE 30 PROFUND | EUROPE 30 PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	UEPIX
BIOTECHNOLOGY ULTRASECTOR PROFUND | BIOTECHNOLOGY ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	BIPSX
BIOTECHNOLOGY ULTRASECTOR PROFUND | BIOTECHNOLOGY ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	BIPIX
BULL PROFUND | BULL PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	BLPSX
BULL PROFUND | BULL PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	BLPIX
COMMUNICATION SERVICES ULTRASECTOR PROFUND | COMMUNICATION SERVICES ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	WCPSX
COMMUNICATION SERVICES ULTRASECTOR PROFUND | COMMUNICATION SERVICES ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	WCPIX
CONSUMER GOODS ULTRASECTOR PROFUND | CONSUMER GOODS ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	CNPSX
CONSUMER GOODS ULTRASECTOR PROFUND | CONSUMER GOODS ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	CNPIX
CONSUMER SERVICES ULTRASECTOR PROFUND | CONSUMER SERVICES ULTRASECTOR PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	CYPSX
CONSUMER SERVICES ULTRASECTOR PROFUND | CONSUMER SERVICES ULTRASECTOR PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	CYPIX